Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefit Expenses [Abstract]
Schedule of Employee Benefit Expenses
	Year ended December 31,
	2023	2024	2025

Salaries	$14,736,022	$18,812,319	$17,850,773
Directors’ remuneration	442,555	728,486	1,486,196
Labor and health insurance	1,027,287	1,838,708	1,360,782
Defined contribution pension plans	926,515	689,318	1,212,167
Others	506,115	680,705	955,815
	$17,638,494	$22,749,535	$22,865,733